Note 9 - Long-term Debt and Financing - Senior Secured Credit Facility (Details) - CAD ($) $ in Thousands		Sep. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Outstanding advances		$ (499,993)	$ (782,003)
Credit facility [member]
Statement Line Items [Line Items]
Total commitments		335,000
Outstanding advances	[1]	(206,296)	(236,389)
Letters of credit outstanding		(69,109)	$ (72,500)
Remaining capacity		$ 59,595

[1]	As part of the Recapitalization, Just Energy extended the $335 million senior secured credit facility to December 2023, which was previously scheduled to mature in December 2020. Certain principal amounts outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Just Energy's obligations under the $335 million senior secured credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, Filter Group, and German operations. Just Energy has also entered into an inter-creditor agreement in which certain commodity and hedge providers are also secured by the same collateral. As at September 30, 2020, the Company was compliant with all of its covenants. The tables below show Just Energy's liquidity position and its scheduled mandatory commitment reductions. Senior secured credit facility as at September 30, 2020: Total commitments $ 335,000 Outstanding advances (206,296) Letters of credit outstanding (69,109) Remaining capacity $ 59,595 19 JUST ENERGY GROUP INC. NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS For the six months ended September 30, 2020 (unaudited in thousands of Canadian dollars, except where indicated and per share amounts) Scheduled mandatory commitment reductions1: March 31, 2021 $ 35,000 September 30, 2021 35,000 March 31, 2022 35,000 September 30, 2022 35,000 March 31, 2023 35,000 September 30, 2023 35,000 1In addition to the scheduled mandatory commitment reductions in the table above, Just Energy will be required to reduce the commitments for the sale of unrestricted subsidiaries and for asset dispositions in any fiscal year greater than $500,000. On November 30, 2021, the facility will also be reduced by the lesser of (a) $30 million less the aggregate of all commitment reductions made related to the after-tax proceeds from certain assets on or before November 30,2021, and (b) the cumulative EBITDA for the trailing five fiscal quarters measured at September 30, 2021 less $176.0 million. Prior to September 28, 2020, interest was payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy was able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 3.750%. Prime rate advances were at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit were at a rate of 3.750%. Subsequent to the Recapitalization on September 28, 2020, under the terms of the senior secured credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 5.25%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 4.25% and letters of credit are at a rate of 5.25%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at September 30, 2020, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at September 30, 2020, $206.3 million has been drawn against the facility and total letters of credit outstanding as of September 30, 2020 amounted to $69.1 million (March 31, 2020- $72.5 million). As at September 30, 2020, Just Energy has $59.6 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the Barbados and German operations.